Related Party Transactions - Summary of Common Shares Outstanding and Percentage Control of the Company (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 19, 2018
Disclosure of transactions between related parties [line items]
Number of Shares	21,675,849	12,686,723	419,888,250
Percentage of ownership	100.00%	100.00%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Number of Shares	65,428	141,979
Percentage of ownership	0.30%	1.12%
Key management personnel of entity or parent [member] | John Barker [member]
Disclosure of transactions between related parties [line items]
Number of Shares	31,714	23,715
Percentage of ownership	0.15%	0.19%
Key management personnel of entity or parent [member] | Martin Bernholtz [member]
Disclosure of transactions between related parties [line items]
Number of Shares		102,383
Percentage of ownership		0.81%
Key management personnel of entity or parent [member] | David McNally [member]
Disclosure of transactions between related parties [line items]
Number of Shares	4,167	1,667
Percentage of ownership	0.02%	0.01%
Key management personnel of entity or parent [member] | Stephen Randall [member]
Disclosure of transactions between related parties [line items]
Number of Shares	21,643	11,910
Percentage of ownership	0.10%	0.09%
Key management personnel of entity or parent [member] | John Schellhorn [member]
Disclosure of transactions between related parties [line items]
Number of Shares	294	294
Key management personnel of entity or parent [member] | Bruce Wolff [member]
Disclosure of transactions between related parties [line items]
Number of Shares	7,610	2,010
Percentage of ownership	0.03%	0.02%